Revenue from Contracts with Customers: Future lease income (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
2021
Future lease income:
Lease payments receivable	$ 2,515,572
2022
Future lease income:
Lease payments receivable	2,315,111
2023
Future lease income:
Lease payments receivable	2,184,496
2024
Future lease income:
Lease payments receivable	1,943,444
2025
Future lease income:
Lease payments receivable	1,857,885
2026 - 2028
Future lease income:
Lease payments receivable	$ 2,380,113